UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23799

AB ACTIVE ETFs, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2026

Date of reporting period: March 31, 2026

ITEM 1. REPORTS TO STOCKHOLDERS.

EMOP

March 31, 2026

AB Emerging Markets Opportunities ETF

Principal Listing Exchange: NYSE Arca

SCAN ME

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Emerging Markets Opportunities ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.abfunds.com/link/AB/EMOP-S. You can also request this information by contacting us at (800) 227 4618.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Emerging Markets Opportunities ETF	$48	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Table Summary
Net Assets	$1,482,511,947
# of Portfolio Holdings	63
Portfolio Turnover Rate	70%
Total Advisory Fees Paid (Net)	$5,692,204

Graphical Representation of Holdings

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$231,965,798	15.6%
Samsung Electronics Co., Ltd. (GDR)	$108,530,884	7.3%
SK hynix, Inc. (GDR)	$59,805,980	4.0%
Delta Electronics, Inc.	$53,447,482	3.6%
ORLEN SA	$48,559,367	3.3%
Petroleo Brasileiro SA - Petrobras (Sponsored ADR)	$45,454,743	3.1%
ICICI Bank Ltd. (Sponsored ADR)	$44,240,204	3.0%
Itau Unibanco Holding SA - Class H (Sponsored ADR)	$41,593,761	2.8%
New Oriental Education & Technology Group, Inc. (ADR)	$41,540,823	2.8%
PetroChina Co., Ltd. - Class H	$38,578,353	2.6%
Total	$713,717,395	48.1%

EMOP

1

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	32.9%
Financials	17.6%
Consumer Discretionary	11.9%
Energy	8.9%
Materials	8.6%
Industrials	6.4%
Health Care	4.3%
Communication Services	4.2%
Real Estate	2.9%
Consumer Staples	1.0%
Short-Term Investments	1.0%
Other assets less liabilities	0.3%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
China	24.6%
Taiwan	20.3%
South Korea	15.0%
Brazil	9.8%
India	7.9%
Poland	5.6%
United Arab Emirates	4.9%
Chile	2.6%
Mexico	2.5%
Malaysia	2.0%
Greece	1.7%
South Africa	1.3%
United States	0.5%
Russia	0.0%
Short-Term Investments	1.0%
Other assets less liabilities	0.3%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

The Fund acquired the assets and assumed the liabilities of Emerging Markets Portfolio of Sanford C. Bernstein Fund, Inc. (the “Acquired Portfolio”) on January 23, 2026 (the “Acquisition”).  The Acquired Portfolio is the accounting survivor of the Acquisition.

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/EMOP-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

AB ETFs are distributed by Foreside Fund Services, LLC; Foreside is not related to AllianceBernstein or its affiliates.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

ETF-EMOP-0154-0326

EMOP

2

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

March 31, 2026

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB EMERGING MARKETS OPPORTUNITIES ETF

(NYSE Arca: EMOP)

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund daily at www.abfunds.com.

Foreside Fund Services, LLC (“Foreside”) is the distributor of the fund. Foreside is a member of FINRA.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

March 31, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.7%
Information Technology – 32.9%
Communications Equipment – 1.0%
Accton Technology Corp.	170,800	$8,067,188
Zhongji Innolight Co., Ltd. – Class A	87,500	7,212,208

		15,279,396

Electronic Equipment, Instruments & Components – 3.6%
Delta Electronics, Inc.	1,238,200	53,447,482

IT Services – 0.5%
Infosys Ltd. (Sponsored ADR)	569,599	7,695,282

Semiconductors & Semiconductor Equipment – 20.2%
ASE Technology Holding Co., Ltd.	709,000	7,285,158
SK hynix, Inc. (GDR)(a)	109,135	59,805,980
Taiwan Semiconductor Manufacturing Co., Ltd.	4,213,606	231,965,798

		299,056,936

Technology Hardware, Storage & Peripherals – 7.6%
Samsung Electronics Co., Ltd.	34,025	3,714,282
Samsung Electronics Co., Ltd. (GDR)(a)	38,269	108,530,884

		112,245,166

		487,724,262

Financials – 17.6%
Banks – 13.6%
Abu Dhabi Islamic Bank PJSC	1,483,379	8,318,843
Bank Polska Kasa Opieki SA	593,511	34,626,317
Emirates NBD Bank PJSC	2,929,826	21,335,814
Grupo Financiero Banorte SAB de CV	3,336,119	36,757,129
ICICI Bank Ltd. (Sponsored ADR)	1,708,116	44,240,204
Itau Unibanco Holding SA (Preference Shares)	148,759	1,238,626
Itau Unibanco Holding SA (Sponsored ADR) – Class H	4,963,456	41,593,761
Piraeus Bank SA(b)	1,621,275	13,050,077
Sberbank of Russia PJSC(b)(c)(d)(e)	951,472	– 0	–
State Bank of India (GDR)(a)	2,059	212,611

		201,373,382

Capital Markets – 1.2%
Banco BTG Pactual SA	1,712,314	18,457,885

Insurance – 2.8%
New China Life Insurance Co., Ltd. – Class H	1,650,300	9,741,574
People’s Insurance Co. Group of China Ltd. (The) – Class H	8,290,000	5,709,803

ABFunds.com	AB Emerging Markets Opportunities ETF 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

PICC Property & Casualty Co., Ltd. – Class H	14,036,000	$25,529,114

		40,980,491

		260,811,758

Consumer Discretionary – 11.9%
Automobile Components – 1.4%
Huayu Automotive Systems Co., Ltd. – Class A	7,222,500	20,083,991

Automobiles – 4.0%
Kia Corp.	332,185	31,491,047
Mahindra & Mahindra Ltd. (Sponsored GDR)(a)	847,338	27,957,797

		59,448,844

Broadline Retail – 0.2%
Alibaba Group Holding Ltd. – Class H	155,400	2,358,690

Diversified Consumer Services – 2.8%
New Oriental Education & Technology Group, Inc. (Sponsored ADR)	733,548	41,540,823

Hotels, Restaurants & Leisure – 0.8%
Allwyn AG	837,049	12,624,621

Household Durables – 1.7%
Hisense Visual Technology Co., Ltd. – Class A	1,732,400	5,607,317
Midea Group Co., Ltd. – Class A	1,833,361	20,262,458

		25,869,775

Leisure Products – 0.6%
H World Group Ltd. (ADR)	164,132	8,254,198

Textiles, Apparel & Luxury Goods – 0.4%
Bosideng International Holdings Ltd. – Class H	11,422,000	5,827,402

		176,008,344

Energy – 8.9%
Oil, Gas & Consumable Fuels – 8.9%
Gazprom PJSC (Sponsored ADR)(b)(c)(d)(e)	436,750	– 0	–
LUKOIL PJSC(b)(c)(d)(e)	80,321	– 0	–
ORLEN SA	1,347,564	48,559,367
PetroChina Co., Ltd. – Class H	28,136,000	38,578,353
Petroleo Brasileiro SA – Petrobras (Sponsored ADR)	2,190,590	45,454,743

		132,592,463

Materials – 8.6%
Chemicals – 1.5%
Yunnan Yuntianhua Co., Ltd. – Class A	4,572,990	22,103,028

Metals & Mining – 7.1%
China Hongqiao Group Ltd. – Class H	6,656,000	29,509,778
Gold Fields Ltd. (Sponsored ADR)	237,476	10,781,410
Press Metal Aluminium Holdings Bhd	15,308,300	30,246,085
Zijin Mining Group Co., Ltd. – Class A	3,643,600	17,257,548

2 AB Emerging Markets Opportunities ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Zijin Mining Group Co., Ltd. – Class H	4,088,000	$17,915,829

		105,710,650

		127,813,678

Industrials – 6.4%
Construction & Engineering – 0.2%
Larsen & Toubro Ltd. (GDR)(a)	67,130	2,493,880

Electrical Equipment – 1.0%
Contemporary Amperex Technology Co., Ltd. – Class A	159,260	9,260,696
Sungrow Power Supply Co., Ltd. – Class A	279,700	6,103,989

		15,364,685

Ground Transportation – 0.0%
Globaltrans Investment PLC (Sponsored GDR)(c)(e)(f)	301,797	– 0	–

Machinery – 2.6%
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	59,201	13,296,212
Yutong Bus Co., Ltd. – Class A	4,924,241	25,561,403

		38,857,615

Passenger Airlines – 2.6%
Latam Airlines Group SA (ADR)(b)	774,892	38,310,660

		95,026,840

Health Care – 4.3%
Pharmaceuticals – 4.3%
Dr. Reddy’s Laboratories Ltd. (ADR)	2,534,294	35,099,972
Sino Biopharmaceutical Ltd. – Class H	37,047,000	27,831,794

		62,931,766

Communication Services – 4.2%
Interactive Media & Services – 1.6%
NAVER Corp.	40,437	5,319,789
Tencent Holdings Ltd. – Class H	306,400	18,915,028

		24,234,817

Wireless Telecommunication Services – 2.6%
TIM SA/Brazil	315,063	1,656,782
TIM SA/Brazil (ADR)	1,371,800	36,338,982

		37,995,764

		62,230,581

Real Estate – 2.9%
Real Estate Management & Development – 2.9%
Aldar Properties PJSC	1,000,019	2,120,749
Emaar Development PJSC	4,655,017	17,107,976
Emaar Properties PJSC	7,668,290	24,424,630

		43,653,355

ABFunds.com	AB Emerging Markets Opportunities ETF 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Consumer Staples – 1.0%
Food Products – 0.6%
AVI Ltd.	1,373,482	$8,332,765

Household Products – 0.4%
Colgate-Palmolive Co.	78,465	6,687,572

		15,020,337

Total Common Stocks (cost $1,206,115,233)		1,463,813,384

SHORT-TERM INVESTMENTS – 1.0%
Investment Companies – 1.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.50%(g)(h)(i) (cost $14,507,739)	14,507,739	14,507,739

Total Investments – 99.7% (cost $1,220,622,972)		1,478,321,123
Other assets less liabilities – 0.3%		4,190,824

Net Assets – 100.0%		$1,482,511,947

Country Breakdown (% of Net Assets)

China	24.6%
Taiwan	20.3
South Korea	15.0
Brazil	9.8
India	7.9
Poland	5.6
United Arab Emirates	4.9
Chile	2.6
Mexico	2.5
Malaysia	2.0
Greece	1.7
South Africa	1.3
United States	0.5
Russia	0.0
Short-Term Investments	1.0
Other assets less liabilities	0.3
Total	100.0

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2026, the aggregate market value of these securities amounted to $199,001,152 or 13.4% of net assets.

(b)	Non-income producing security.

(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(d)	Restricted and illiquid security.

4 AB Emerging Markets Opportunities ETF	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value			Percentage of Net Assets
Gazprom PJSC (Sponsored ADR)	10/06/2021 – 10/21/2021	$4,522,921	$	– 0	–	0.00%
LUKOIL PJSC	06/22/2012 – 06/14/2016	3,192,255		– 0	–	0.00%
Sberbank of Russia PJSC	07/10/2020 – 09/17/2020	2,848,601		– 0	–	0.00%

(e)	Fair valued by the Adviser.

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of March 31, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value			Percentage of Net Assets
Globaltrans Investment PLC (Sponsored GDR)	06/28/2018 – 06/09/2021	$1,956,351	$	– 0	–	0.00%

(g)	The rate shown represents the 7-day yield as of period end.

(h)	Affiliated investments.

(i)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Glossary:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

PJSC – Public Joint Stock Company

See notes to financial statements.

ABFunds.com	AB Emerging Markets Opportunities ETF 5

STATEMENT OF ASSETS & LIABILITIES

March 31, 2026 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,206,115,233)	$1,463,813,384
Affiliated issuers (cost $14,507,739)	14,507,739
Cash	22,999
Cash collateral due from broker	687,514
Foreign currencies, at value (cost $1,284,296)	1,281,471
Receivable for capital stock sold	125,782,395
Unaffiliated dividends receivable	4,018,712
Affiliated dividends receivable	116,239
Receivable due from Adviser	3,122
Other assets	772,889

Total assets	1,611,006,464

Liabilities
Payable for investment securities purchased and foreign currency transactions	127,457,731
Advisory fee payable	839,580
Other liabilities	197,206

Total liabilities	128,494,517

Net Assets	$1,482,511,947

Composition of Net Assets
Capital stock, at par	$3,478
Additional paid-in capital	1,173,963,660
Distributable earnings	308,544,809

Net Assets	$1,482,511,947

Net Asset Value Per Share—500 million shares of capital stock authorized, $.0001 par value (based on 34,777,634 shares outstanding)	$42.63

See notes to financial statements.

6 AB Emerging Markets Opportunities ETF	ABFunds.com

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2026 (unaudited)

Investment Income
Interest	$130,161
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $1,758,120)	12,435,896
Affiliated issuers	388,792
Securities lending income, net	122,521	$13,077,370

Expenses
Advisory fee (see Note B)	5,721,309
Shareholder servicing fee (see Note B)	420,165
Transfer agency—Advisor Class	84,361
Transfer agency—Class Z	2,247
Custody and accounting	240,163
Legal	161,613
Printing	34,801
Registration fees	29,069
Audit and tax	25,058
Directors’ fees	7,041
Miscellaneous	8,858

Total expenses	6,734,685
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(29,105)

Net expenses		6,705,580

Net investment income		6,371,790

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(a)		139,669,569
In-kind redemptions		41,117,917
Forward currency exchange contracts		(3,652,257)
Futures		3,734,179
Foreign currency transactions		(785,822)
Net change in unrealized appreciation (depreciation) of:
Investments(b)		(75,143,671)
Forward currency exchange contracts		1,788,420
Foreign currency denominated assets and liabilities		(138,560)

Net gain on investment and foreign currency transactions		106,589,775

Net Increase in Net Assets from Operations		$112,961,565

(a)	Net of foreign realized capital gains taxes of $4,369,329.

(b)	Net of decrease in accrued foreign capital gains taxes on unrealized gains of $1,724,633.

See notes to financial statements.

ABFunds.com	AB Emerging Markets Opportunities ETF 7

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2026 (unaudited)		Year Ended September 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$6,371,790		$19,868,821
Net realized gain on investment and foreign currency transactions	180,083,586		84,679,884
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	(73,493,811)		88,865,073
Contributions from affiliates (see Note B)	– 0	–	6,127

Net increase in net assets from operations	112,961,565		193,419,905
Distributions to Shareholders
Emerging Markets Class	(97,450,749)		(21,366,488)
Class Z	(2,047,614)		(1,868,764)
Capital Stock Transactions
Net increase (Decrease)	181,518,207		(84,193,419)
Other capital	166,372		– 0	–

Total increase	195,147,781		85,991,234
Net Assets
Beginning of period	1,287,364,166		1,201,372,932

End of period	$1,482,511,947		$1,287,364,166

See notes to financial statements.

8 AB Emerging Markets Opportunities ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (unaudited)

NOTE A

Significant Accounting Policies

AB Active ETFs, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Corporation, which is a Maryland corporation, operates as a series company comprised of 23 funds currently in operation. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Emerging Markets Opportunities ETF (the “Fund” or the “Acquiring Portfolio”), a diversified portfolio. The Fund commenced investment operations on June 17, 2025. At meetings held on August 5-6, 2025, the Corporation’s Board of Directors (the “Board”) approved the reorganization of the Emerging Markets Portfolio (the “Acquired Portfolio”) of Sanford C. Bernstein Fund, Inc. (“SCB Fund”) into the Fund (together with the Acquired Portfolio, the “Portfolios”) (the “Acquisition”). The Acquisition occurred on January 23, 2026 pursuant to an Agreement and Plan of Acquisition and Termination (the “Plan”). In connection with the Acquisition, the assets and liabilities of the Acquired Portfolio were transferred to the Acquiring Portfolio, and stockholders of the Acquired Portfolio received shares of the Acquiring Portfolio equal in aggregate net asset value (“NAV”) to the NAV of their shares of the Acquired Portfolio (less cash corresponding to any fractional share amount). The Acquired Portfolio had a fiscal year end of September 30, and the Fund had a fiscal year end of November 30. See Note J for additional information regarding the merger and reorganization. The financial statements and the financial highlights reflect the financial information of the Acquired Portfolio through January 23, 2026. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Board. Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national secu-

ABFunds.com	AB Emerging Markets Opportunities ETF 9

NOTES TO FINANCIAL STATEMENTS (continued)

rities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed and over-the-counter (“OTC”) options, including flexible exchange-traded options (“Flex Options”), are typically valued at transaction price on the trade date. On days when a trade does not occur, these options are valued using models that consider the terms of the option and relevant market inputs; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents.

10 AB Emerging Markets Opportunities ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

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NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2026:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Information Technology	$487,724,262		$	– 0	–	$	– 0	–	$487,724,262
Financials	260,811,758			– 0	–		0	(a)	260,811,758
Consumer Discretionary	176,008,344			– 0	–		– 0	–	176,008,344
Energy	132,592,463			– 0	–		0	(a)	132,592,463
Materials	127,813,678			– 0	–		– 0	–	127,813,678
Industrials	95,026,840			– 0	–		0	(a)	95,026,840
Health Care	62,931,766			– 0	–		– 0	–	62,931,766
Communication Services	62,230,581			– 0	–		– 0	–	62,230,581
Real Estate	43,653,355			– 0	–		– 0	–	43,653,355
Consumer Staples	15,020,337			– 0	–		– 0	–	15,020,337
Short-Term Investments	14,507,739			– 0	–		– 0	–	14,507,739

Total Investments in Securities	1,478,321,123			– 0	–		0	(a)	1,478,321,123
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$1,478,321,123		$	– 0	–		$0	(a)	$1,478,321,123

(a)	The Portfolio held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

The Acquired Portfolio did not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at period end. The Acquired Portfolio did

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isolate the effect of changes in foreign exchange rates from changes in market prices of securities sold during the year, as required by the Internal Revenue Code.

The Fund may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

Prior to the conversion, all income earned and expenses incurred by the Acquired Portfolio were borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Acquired Portfolio represented

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NOTES TO FINANCIAL STATEMENTS (continued)

by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Sanford Bernstein Fund, Inc. were charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Offering Expenses

The Adviser has agreed to pay all of the Fund’s organization and offering costs. The Fund is not obligated to repay any such organizational expenses or offering costs paid by the Adviser.

9. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

10. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Management Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser a unitary advisory fee at an annual rate of .70% of the Fund’s average daily net assets. The fees are accrued daily and paid monthly.

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Prior to January 23, 2026, under the Investment Management Agreement between SCB Fund and the Adviser, the Adviser managed the investment of the Acquired Portfolio’s assets, placed purchase and sale orders, and bore various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Adviser agreed to permit its directors, officers and employees who may be elected directors or officers of SCB Fund to serve in the capacities to which they were elected. The Acquired Portfolio paid the Adviser an investment management fee, based on an annual rate of .95% of the first $2.5 billion, .90% of the next $2.5 billion and .85% thereafter.

Prior to January 23, 2026, under the Shareholder Servicing Agreement between SCB Fund and the Adviser, the Adviser paid expenses it incurred in providing shareholder servicing to SCB Fund and individual shareholders. The Shareholder Servicing Agreement did not apply to the Retail Classes. Such services included, but were not limited to, providing information to shareholders concerning their fund investments, systematic withdrawal plans, fund dividend payments and reinvestments, shareholder account or transactions status, net asset value of shares, fund performance, fund services, plans and options, fund investment policies, portfolio holdings and tax consequences of fund investments; dealing with shareholder complaints and other correspondence relating to fund matters; and communications with shareholders when proxies are being solicited from them with respect to voting their fund shares. Under the agreement, the fee paid by the Acquired Portfolio for services was 0.25 of 1%, annualized, of the average daily net assets attributable to the Bernstein Class during the month. Effective September 2, 2025, the Adviser put in place a voluntary waiver of the Shareholder Servicing fees paid by the Acquired Portfolio to the Adviser lowering the effective fee to 0.105 of 1%, annualized, of the average daily net assets attributable to the Bernstein Class during the month. For the six months ended March 31, 2026, such reimbursement/waivers amounted to $322.

Prior to January 23, 2026, under a Transfer Agency Agreement between SCB Fund on behalf of the Retail Classes, and AllianceBernstein Investor Services, Inc. (“ABIS”), the Retail Classes compensated ABIS, a wholly owned subsidiary of the Adviser, for providing personnel and facilities to perform transfer agency services. ABIS may have made payments to intermediaries that provided omnibus account services, sub accounting services and/or networking services. Such compensation retained by ABIS amounted to $2,247 for the six months ended March 31, 2026.

Prior to January 23, 2026, under the Distribution Agreement between SCB Fund, and Sanford C. Bernstein & Co., LLC (the “Distributor”), the Distributor agreed to act as agent to sell shares of the Acquired Portfolio. The Distributor received no fee for this service, and furthermore agreed to pay all expenses

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NOTES TO FINANCIAL STATEMENTS (continued)

arising from the performance of its obligations under this agreement. The Distributor is a wholly owned subsidiary of the Adviser.

Under the investment advisory agreement, in accordance with the unitary fee structure, the Adviser bears the cost of various third-party services required by the Fund, including audit, custodial, accounting, legal, transfer agency and printing costs and the fees and expenses of the Corporation’s directors and their counsel. Also under the investment advisory agreement, the Adviser will reimburse the Fund for the Fund’s share of the acquired funds fees and expenses (advisory fees and other expenses) of any pooled investment vehicle for which the Adviser serves as investment adviser. For the six months ended March 31, 2026, such waiver/reimbursements relating to the Fund’s investment in AB Government Money Market Portfolio amounted to $27,576.

A summary of the Fund’s transactions in AB mutual funds for the six months ended March 31, 2026 is as follows:

Fund	Market Value 9/30/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/26 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$10,769	$416,468	$412,729	$14,508	$389

During the year ended September 30, 2025, the Adviser reimbursed the Acquired Portfolio $6,127 for trading losses incurred due to trade entry errors.

NOTE C

Distribution Plan

The Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 of the Act which permits the Fund to pay distribution and servicing fees not to exceed .25% per year of the Fund’s average daily net assets. No such fees are currently paid, and the Board has not approved the commencement of payments under the Rule 12b-1 Distribution and Service Plan.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and in-kind purchases and sales) for the six months ended March 31, 2026 is as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$1,119,246,899		$934,169,227
U.S. government securities	– 0	–	– 0	–

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During the six months ended March 31, 2026, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each in-kind redemption transaction. For the six months ended March 31, 2026, the Fund had in-kind purchases and in-kind sales as follows:

	Purchases		Sales
In-kind transactions (excluding U.S. government securities)	$53,190,656		$155,273,590
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$318,222,736
Gross unrealized depreciation	(60,524,585)

Net unrealized appreciation	$257,698,151

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the

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NOTES TO FINANCIAL STATEMENTS (continued)

daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended March 31, 2026, the Fund held futures for hedging purposes.

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Under certain circumstances, Fund may commit a substantial portion or the entire value of the Fund to the consummation of these contracts. The Adviser will consider the effect that a substantial commitment of assets to

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forward currency exchange contracts would have on the investment program of the Fund and the flexibility of the Fund to purchase additional securities.

During the six months ended March 31, 2026, the Fund held forward currency exchange contracts for hedging purposes.

During the six months ended March 31, 2026, the Fund had entered into the following derivatives:

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$3,734,179	$	– 0	–

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	(3,652,257)		1,788,420

Total		$81,922		$1,788,420

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended March 31, 2026:

Futures:
Average notional amount of buy contracts	$31,015,724	(a)
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$288,340,568	(b)
Average principal amount of sale contracts	$309,616,411	(b)

(a)	Positions were open for four months during the year.

(b)	Positions were open for three months during the year.

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NOTES TO FINANCIAL STATEMENTS (continued)

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and

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liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	AB Government Money Market Portfolio
				Income Earned	Advisory Fee Waived
$ 0	$ 0	$ 0	$ 122,521	$ 0	$ 1,207

*	As of March 31, 2026.

NOTE F

Shares of the Fund

The Fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because exchange-traded fund (“ETF”) shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund issues and redeems shares at its NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). A fixed transaction fee is imposed on authorized participants in connection with creation unit redemption and creation transactions. Authorized participants may be required to pay an additional variable charge to cover certain costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

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NOTES TO FINANCIAL STATEMENTS (continued)

Transactions in shares of the Fund were as follows:

	Shares			Amount
	Six Months Ended March 31, 2026(a) (unaudited)	Year Ended September 30, 2025		Six Months Ended March 31, 2026(a) (unaudited)	Year Ended September 30, 2025

Emerging Markets Class Shares
Shares sold	7,263,041	2,493,891		$321,063,068	$90,029,923

Shares issued in reinvestment of dividends and distributions	2,074,401	466,832		89,632,103	16,169,832

Shares redeemed	(5,451,862)	(4,553,748)		(242,671,300)	(165,482,007)

Shares issued in connection with the Reorganization	1,350,028	– 0	–	59,781,302	– 0	–

Net increase (decrease)	5,235,608	(1,593,025)		$227,805,173	$(59,282,252)

Class Z Shares
Share issued in reinvestment of dividends and distributions	47,392	53,991		$2,047,613	$1,868,763

Shares redeemed	(1,121,553)	(745,180)		(48,334,579)	(26,779,930)

Net decrease	(1,074,161)	(691,189)		$(46,286,966)	$(24,911,167)

(a)

After the close of business on January 23, 2026, Emerging Markets Portfolio (the “Acquired Portfolio”) was reorganized into AB Emerging Markets ETF. The amounts disclosed include those of the Acquired Portfolio. See Note A for additional information on the reorganization.

NOTE G

Risks Involved in Investing in the Fund

Emerging Market Risk—Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. equities. These risks include risks related to unfavorable or unsuccessful government actions, reduction of government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs, inadequate accounting standards and auditing and financial recordkeeping requirements, lack of information, social instability, armed conflict, and other adverse market, economic, political and regulatory factors, all of which could disrupt the financial markets in which the Fund invests and adversely affect the value of the Fund’s assets. These risks are heightened with respect to issuers in emerging market countries because the markets are less developed, less liquid and subject to increased potential for market manipulation, and there may be a greater amount of economic, political and social uncertainty. These risks are even more pronounced in “frontier” markets, which are investable markets with lower total market capitalization and liquidity than the more developed emerging markets. Emerging markets typically have fewer medical and economic resources than

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more developed countries, and thus they may be less able to control or mitigate the effects of a pandemic, climate change, or a natural disaster.

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Equity Securities Risk—The Fund invests in publicly-traded equity securities, and their value may fluctuate, sometimes rapidly and unpredictably, which means a security may be worth more or less than when it was purchased. These fluctuations can be based on a variety of factors including a company’s financial condition as well as macro-economic factors such as interest rates, inflation rates, global market conditions, and non-economic factors such as market perceptions and social or political events.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade than domestic securities due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Country Concentration Risk—The Fund may not be diversified among countries or geographic regions and the effect on the Fund’s net asset value, or NAV, of the specific risks identified above, such as political, regulatory and currency risks, may be magnified due to concentration of the Fund’s investments in a particular country or region, such as China. Risks of the Fund’s investments in securities of companies economically tied to China may include the volatility of the Chinese stock market, the Chinese economy’s heavy dependence on exports, and the continuing importance of the role of the Chinese Government. Recent developments in relations between the U.S. and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on the economy of Asian countries and a commensurately negative impact on the Fund. China has a complex territorial dispute regarding the sovereignty of Taiwan and has made threats of invasion. Military conflict between China and Taiwan may adversely affect securities of Chinese, Taiwan-based and other issuers both in and outside the region. While the

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NOTES TO FINANCIAL STATEMENTS (continued)

Chinese economy has grown at a rapid rate in recent years, the rate of growth has been declining, and there can be no assurance that China’s economy will continue to grow in the future.

China/Single Country Risk—Investments in issuers located in a particular country or geographic region typically involve more risk than investments in U.S. issuers because of particular market factors affecting that country or region, including political instability, geopolitical risks or unpredictable economic conditions. Risks of the Fund’s investments in securities of companies economically tied to China may include the volatility of the Chinese stock market; the Chinese economy’s heavy dependence on exports, which may be affected adversely by trade barriers or disputes or may decrease, sometimes significantly, when the world economy weakens; and the continuing importance of the role of the Chinese Government, which may take legal or regulatory actions that affect the contractual arrangements of a company or economic and market practices, and cause the value of the securities of an issuer held by the Fund to decrease significantly. Recent developments in relations between the U.S. and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on the economy of Asian countries and a commensurately negative impact on the Fund. In addition, the Fund’s investments in companies owned or controlled directly or indirectly by the central, provincial or municipal governments of the People’s Republic of China or by the People’s Liberation Army (the military arm of the Chinese Communist Party) involve risks that political changes, social instability, regulatory uncertainty, adverse diplomatic developments, asset expropriation or nationalization, economic sanctions, trade embargos, cancellation of investors’ interests, or confiscatory taxation could adversely affect the performance of such companies and therefore investments by the Fund in those companies. China has a complex territorial dispute regarding the sovereignty of Taiwan and has made threats of invasion. Military conflict between China and Taiwan may adversely affect securities of Chinese, Taiwan-based and other issuers both in and outside the region. While the Chinese economy has grown at a rapid rate in recent years, the rate of growth has been declining, and there can be no assurance that China’s economy will continue to grow in the future. Investments in China A shares are subject to various licenses and quotas that may restrict daily trading and to additional risks that could affect liquidity compared to investments in companies in developed markets. Risks of investments in companies based in Hong Kong include heavy reliance on the Chinese economy, plus regional Asian and global economies such as the U.S. economy, which makes these investments vulnerable to changes in these economies.

24 AB Emerging Markets Opportunities ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Allocation Risk—The allocation of Fund assets among different asset classes, such as equity securities, debt securities and currencies, may have a significant adverse effect on the Fund’s NAV when one of these asset classes is performing better or worse than others. The diversification benefits typically associated with investing in both equity and debt securities may be limited in the emerging markets context, as movements in emerging market equity and emerging market debt markets may be more correlated than movements in the equity and debt markets of developed countries.

Capitalization Risk—Investments in mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in mid-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources.

Derivatives Risk—Derivatives may be difficult to price or unwind and may be leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Actions by a Few Major Investors—In certain countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of funds investing in these markets could significantly affect local stock prices and, therefore, share prices of the Fund.

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology or financials sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Cash Transactions Risk—The Fund intends to effectuate all or a portion of the issuance and redemption of Creation Units (as defined below) for cash, rather than in-kind securities. As a result, an investment in the Fund is expected to be less tax-efficient than an investment in an ETF that effectuates its transactions in Creation Units primarily on an in-kind basis. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required as compared to an ETF that distributes portfolio securities in-kind in

ABFunds.com	AB Emerging Markets Opportunities ETF 25

NOTES TO FINANCIAL STATEMENTS (continued)

redemption of Creation Units. The Fund intends to distribute gains that arise by virtue of the issuance and redemption of Creation Units being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with applicable tax requirements. This may cause shareholders to be subject to tax on gains to which they would not otherwise be subject, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. Brokerage fees, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and ask prices of Fund shares than for ETFs that receive and distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

ETF Share Price and Net Asset Value Risk—The Fund’s shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”). Shares are generally bought and sold in the secondary market at market prices. The NAV per share of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Fund’s NAV is calculated once per day, at the end of the day. The market price of a share on the Exchange could be higher than the NAV (premium), or lower than the NAV (discount) and may fluctuate during the trading day. When all or a portion of the Fund’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be differences between the current value of a security and the last quoted price for that security in the closed local market, which could lead to a deviation between the market value of the Fund’s shares and the Fund’s NAV. Disruptions in the creations and redemptions process or the existence of extreme market volatility could result in the Fund’s shares trading above or below NAV. As the Fund may invest in securities traded on foreign exchanges, Fund shares may trade at a larger premium or discount to the Fund’s NAV per share than shares of other ETFs. In addition, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Authorized Participant Risk—Only a limited number of financial institutions that enter into an authorized participant relationship with the Fund (“Authorized Participants”) may engage in creation or redemption transactions. If the Fund’s Authorized Participants decide not to create or redeem shares, Fund shares may trade at a larger premium or discount to the Fund’s NAV, or the Fund could face trading halts or de-listing.

26 AB Emerging Markets Opportunities ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Active Trading Market Risk—There is no guarantee that an active trading market for Fund shares will exist at all times. In times of market stress, markets can suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and Authorized Participants to reduce their market activity or “step away” from making a market in ETF shares. Market makers and Authorized Participants are not obligated to place or execute purchase and redemption orders. This could cause the Fund’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process. Any absence of an active trading market for Fund shares could lead to a heightened risk that there will be a difference between the market price of a Fund share and the underlying value of the Fund share.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analysis in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds and ETFs managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, which will expire on June 23, 2026. A commitment fee of 0.15% per annum of the Facility amount is paid by the participating funds. The portion of the commitment fee related to the ETFs is paid by the Adviser pursuant to the ETFs’ unitary fee structure. The Fund did not utilize the Facility during the six months ended March 31, 2026.

ABFunds.com	AB Emerging Markets Opportunities ETF 27

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending September 30, 2026 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended September 30, 2025 and September 30, 2024 were as follows:

	2025		2024
Distributions paid from:
Ordinary income	$23,235,252		$18,118,606
Long-term capital gains	– 0	–	– 0	–

Total distributions paid	$23,235,252		$18,118,606

As of September 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains			Accumulated Capital And Other (Losses)(a)	Unrealized Appreciation (Depreciation)(b)	Total Accumulated Earnings (Deficit)(c)
$ 17,642,475	$	– 0	–	$(45,864,992)	$316,354,289	$288,131,772

(a)

As of September 30, 2025 certain Portfolios had capital loss carryforwards for federal income tax purposes. As of September 30, 2025 Acquired Portfolio utilized capital loss carryforwards of $87,161,396.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of swaps and passive foreign investment companies (PFICs), the tax treatment of callable bonds, the tax treatment of Puerto Rico bonds, and the realization for tax purposes of gains/losses on certain derivative instruments.

(c)

The differences between book-basis and tax-basis components of accumulated earnings/(deficit) are attributable primarily to the tax treatment of the accrual of foreign capital gains tax, and dividends payable to shareholders.

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses.

As of September 30, 2025, the Acquired Portfolio had net capital loss carryforwards of $ 45,864,992.

28 AB Emerging Markets Opportunities ETF	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE J

Merger and Reorganization

At meetings held on August 5-6, 2025, the Board, on behalf of the Fund, and the Board of Directors of SCB Fund approved the Acquisition providing for the tax-free acquisition by the Fund of the assets, and assumption of liabilities, of the Acquired Portfolio. The acquisition was completed at the close of business January 23, 2026. Pursuant to the Plan, the assets and liabilities of the Acquired Portfolio’s shares were transferred in exchange for Fund shares, in a tax-free exchange as follows:

	Shares outstanding before the Reorganization	Shares outstanding immediately after the Reorganization		Aggregate net assets before the Reorganization		Aggregate net assets immediately after the Reorganization
The Fund	1,350,028	– 0	–	$59,781,302	+	$	– 0	–
Acquired Portfolio*	38,722,885	32,238,798		1,367,801,080			1,427,582,382

*	Represents the accounting survivor.

+	Includes unrealized appreciation of $6,971,726.

Assuming the acquisition of the Acquired Portfolio had been completed on October 1, 2025, the Acquiring Portfolio’s pro forma results of operations for the six months ended March 31, 2026, are as follows:

Net investment income	$6,019,935
Net realized and unrealized gain on investments	113,459,963

Net increase in net assets resulting from operations	$119,479,898

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since October 1, 2025.

For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

ABFunds.com	AB Emerging Markets Opportunities ETF 29

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period(a)

Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 42.04	$ 36.51	$ 30.26	$ 27.29	$ 41.91	$ 34.06

Income From Investment Operations:

Net investment income(b)(c)	.21	.61	.54	.39	.48	.63

Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.78	5.62	6.23	2.97	(11.41)	7.92

Contributions from affiliates	– 0	–	.00	(d)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	3.99	6.23	6.77	3.36	(10.93)	8.55

Less: Dividends and Distributions

Dividends from net investment income	(.84)	(.70)	(.53)	(.39)	(.83)	(.70)

Distributions from net realized gain on investment transactions	(2.56)	– 0	–	– 0	–	– 0	–	(2.86)	– 0	–

Total dividends and distributions	(3.40)	(.70)	(.53)	(.39)	(3.69)	(.70)

Net asset value, end of period	$ 42.63	$ 42.04	$ 36.51	$ 30.26	$ 27.29	$ 41.91

Total Return

Total investment return based on net asset value(e)(f)	(3.71)%	17.51%	22.73%	12.33%	(28.60)%	25.20%

Ratios/Supplemental Data

Net assets, end of period (000 omitted)	$1,482,512	$1,215,761	$1,113,924	$951,154	$871,486	$1,225,396

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.99	%^	1.30%	1.30%	1.30%	1.28%	1.28%

Expenses, before waivers/reimbursements	1.00	%^	1.30%	1.30%	1.30%	1.29%	1.28%

Net investment income(c)	.94	%^	1.69%	1.65%	1.28%	1.34%	1.50%

Portfolio turnover rate(g)	70%	79%	74%	58%	57%	68%

See footnote summary on pages 31.

30 AB Emerging Markets Opportunities ETF	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period(a)

(a)

After the close of business on January 23, 2026, Emerging Markets Portfolio (the “Acquired Portfolio”) was converted into AB Emerging Markets Opportunities ETF. The performance and financial history of the Acquired Portfolio’s Emerging Markets Class Shares have been adopted by the Fund and will be used going forward. As a result, the Financial Highlight information includes that of the Acquired Portfolio’s Emerging Markets Class Shares and has been adjusted retroactively for the periods from September 30, 2021 through the Reorganization.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived by the Adviser.

(d)	Amount is less than $.005.

(e)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)

Includes the impact of proceeds received and credited to the Fund resulting from the class action settlements, which enhanced the Fund’s performance for the years ended September 30, 2023 and September 30, 2022, by 0.01% and 0.07%, respectively.

(g)	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

^	Annualized.

See	notes to financial statements.

ABFunds.com	AB Emerging Markets Opportunities ETF 31

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Active ETFs, Inc. (the “Company”) unanimously approved the Company’s Advisory Agreement with the Adviser in respect of AB Emerging Markets Opportunities ETF (the “Fund”) for an initial two-year period at meetings held by video conference on March 12, 2025 and in-person on May 6-8, 2025 (the “Meetings”).

Prior to approval of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed approval in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services to be provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the other series of the Company that are organized as exchange-traded funds (“ETFs”), their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the AB Funds.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the proposed advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the proposed advisory fee, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services to be Provided

The directors considered the scope and quality of services to be provided by the Adviser under the Advisory Agreement, including the quality of the investment

32 AB Emerging Markets Opportunities ETF	ABFunds.com

research capabilities of the Adviser and the other resources it has dedicated to performing services for the AB Funds. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis. The directors noted that the Adviser does not expect to request such reimbursements. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

Costs of Services to be Provided and Profitability

Because the Fund had not yet commenced operations, the directors were unable to consider historical information about the profitability of the Fund. However, the Adviser agreed to provide the directors with profitability information in connection with future proposed continuances of the Advisory Agreement. They also considered the costs to be borne by the Adviser in providing services to the Fund and that the Fund was unlikely to be profitable to the Adviser unless it achieves a material level of net assets.

Fall-Out Benefits

The directors considered the other benefits to the Adviser from its proposed relationship with the Fund. The directors recognized that the Adviser’s future profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

Since the Fund had not yet commenced operations, no performance or other historical information for the Fund was available. Based on the Adviser’s written and oral presentations regarding the proposed management of the Fund and their general knowledge and confidence in the Adviser’s expertise in managing mutual funds and ETFs, the directors concluded that they were satisfied that the Adviser was capable of providing high quality Fund management services to the Fund.

Advisory Fees and Other Expenses

The directors considered the proposed advisory fee rate payable by the Fund to the Adviser and information prepared by an independent service provider (the “15(c) service provider”), concerning advisory fee rates payable by other ETFs in the same category as the Fund, based on the Fund’s projected net assets. The directors noted that the proposed advisory fee is a unitary fee and that the Adviser will pay all expenses of the Fund except for certain expenses payable by

ABFunds.com	AB Emerging Markets Opportunities ETF 33

the Fund such as interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other ETFs. The directors considered the Fund’s proposed contractual advisory fee rate against a peer group median and noted that it was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s proposed fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the proposed advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it will provide to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more managerial and administrative resources due to the potential for frequent creations and redemptions of shares; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations. The directors noted that the proposed unitary fee for the Fund covers additional services provided by third parties and thus is not directly comparable to the Adviser’s institutional fee schedule and the schedule of fees for most other funds advised by the Adviser.

In connection with their review of the Fund’s proposed advisory fee, the directors also considered the Fund’s projected total expense ratio in comparison to the medians for a group of similar ETFs (“peer group”) and a larger group of similar ETFs (“peer universe”) selected by the 15(c) service provider. The directors view the Fund’s projected expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating

34 AB Emerging Markets Opportunities ETF	ABFunds.com

services provided to the Fund by others and, in most cases, the Adviser will be responsible for paying for such services under its unitary fee arrangement with the Fund. The directors noted that the Fund’s projected expense ratio was lower than the median of a peer group and above the median of a peer universe. Based on their review, the directors concluded that the Fund’s projected expense ratio was acceptable.

Economies of Scale

The directors noted that the proposed advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meetings. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among ETFs similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many ETFs do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

ABFunds.com	AB Emerging Markets Opportunities ETF 35

NOTES

36 AB Emerging Markets Opportunities ETF	ABFunds.com

AB EMERGING MARKETS OPPORTUNITIES ETF

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

ETF-EMO-0152-0326

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant.

ITEM 19. EXHIBITS

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Active ETFs, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	May 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	May 27, 2026

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	May 27, 2026